WARRANT LIABILITY (Details) - Churchill Capital Corp IV	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Dec. 31, 2020 D $ / shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Class of Warrant or Right Warrants Expiration Period	5 years	5 years
Threshold period for filling registration statement after business combination		15 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Class of Warrant or Right Warrants Redemption Price		$ 0.01
Redemption period		30 days
Share Price		$ 18.00
Threshold trading days for redemption of public warrants | D		20
Minimum threshold written notice period for redemption of public warrants	30 days	30 days